Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	€ 255.5	€ 254.0
Restricted cash	0.3	0.2
Cash and cash equivalents	255.8	254.2
Cash and cash equivalents per Statement of Cash Flows	€ 255.8	€ 254.2